Property, Plant and Equipment, Net (Tables)	6 Months Ended
Mar. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Schedule of Property Plant and Equipment	Property, plant and equipment as of March 31, 2024, and September 30, 2023 consisted of the following:
	March 31,	September 30,
	2024	2023
	(Unaudited)
Buildings	$19,838,425	$20,258,258
Machinery and equipment	7,674,462	7,576,777
Electronic equipment	2,042,320	2,234,455
Transportation vehicles	341,468	337,925
Office equipment	294,822	283,972
Leasehold improvement	439,646	301,399
Construction in progress	1,696,062	1,654,405
Total property plant and equipment, at cost	32,327,205	32,647,191
Less: accumulated depreciation	(8,593,384)	(7,591,164)
Property, plant and equipment, net	$23,733,821	$25,056,027